Note 9 - Leases - Sales-type Leases (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2018	Mar. 31, 2017
2019		¥ 818,208
2020		552,597
2021		503,456
2022		468,715
2023		45,767
Total minimum lease payments to be received*	[1]	2,388,743	¥ 2,939,252
Less unearned income		(46,152)	(66,934)
Net investment in sales-type leases		2,342,591	2,872,318
Less current portion		(797,298)	(824,636)
Non-current net investment in sales-type leases		¥ 1,545,293	¥ 2,047,682

[1]	Estimated executory costs, including profit thereon, of ¥645,166 thousand and ¥1,515,645 thousand were excluded from the total minimum lease payments to be received as of March 31, 2017 and 2018, respectively.